DUE TO RELATED PARTIES (Details) - USD ($)		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related parties			$ 166,297
Shenzhen Tofa Complex Metal Material Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]		$ 166,297

[1]	This represents certain advances received by the Group from the entity for operating purpose.